Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Accumulated Other Comprehensive Income

The following table presents the changes in accumulated other comprehensive income for the years ended December 31, 2014 and 2013:

	Year ended December 31,
	2014	2013
	(dollars in thousands)
Beginning balance	$(562)	$1,487
Other comprehensive income (loss) before reclassifications, net of $(445,000) and $1,292,000 tax effect	866	(2,370)
Amounts reclassified from accumulated other comprehensive income, net of $1,000 and $202,000 tax effect	1	321

Net current-period other comprehensive income (loss)	867	(2,049)

Ending Balance	$305	$(562)

Computation of Weighted Average Shares Used in the Calculation of Basic and Dilutive Earnings Per Share

The computation of weighted average shares used in the calculation of basic and dilutive earnings per share is summarized below:

	2014	2013	2012
Weighted average number of common shares used in computing basic net income per common share	7,343,921	7,633,365	7,652,546

Effect of ESOP shares	(42,933)	(211,079)	(133,446)

Adjusted weighted average number of common shares used in computing basic net income per common share	7,300,988	7,422,286	7,519,100

Effect of dilutive stock options	—	—	—

Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per common share	7,300,988	7,422,286	7,519,100